UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06621

Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 148.7% (100.0% of Total Investments)

	Alabama – 1.8% (1.2% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 7,225,975
	2006C-2, 5.000%, 11/15/39 (UB)
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/17 at 100.00	AA+	12,356,400
	2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)
18,995	Total Alabama			19,582,375
	Alaska – 0.1% (0.0% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	4/16 at 100.00	B	915,790
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.4% (0.9% of Total Investments)
5,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	6,682,300
	Series 2005B, 5.500%, 7/01/40 – FGIC Insured
7,550	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	9,087,407
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
12,550	Total Arizona			15,769,707
	California – 16.4% (11.0% of Total Investments)
3,765	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	4,361,790
	2013S-4, 5.250%, 4/01/53
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/24 at 100.00	AA	11,431,800
	2014F-1, 5.000%, 4/01/54
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,773,488
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	4,867,849
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	6,063,215
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA	3,969,493
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	11,228,800
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,916,002
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,578,700
	5.000%, 11/15/42 (UB)
5,355	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	7,729,032
	Bond Trust 2015-XF0078, 13.657%, 5/15/40 (IF)
	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,540	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,919,400
1,460	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	1,678,080
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	AA–	23,627,799
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	4/16 at 100.00	CCC	993,140
	Health System, Series 2005A, 5.000%, 7/01/39 (4)
1,665	Contra Costa Community College District, Contra Costa County, California, General Obligation	8/23 at 100.00	Aa1	1,961,969
	Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	4/16 at 100.00	A	2,509,750
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,840	5.750%, 1/15/46	1/24 at 100.00	BBB–	2,158,964
3,840	6.000%, 1/15/49	1/24 at 100.00	BBB–	4,557,696
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	28,125,600
	1995A, 0.000%, 1/01/21 (ETM) (5)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/16 at 100.00	A	1,388,407
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,910	4.500%, 6/01/27	6/17 at 100.00	B+	5,927,789
1,345	5.000%, 6/01/33	6/17 at 100.00	B	1,256,378
1,000	5.750%, 6/01/47	6/17 at 100.00	B	961,780
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%,	7/21 at 100.00	Aaa	4,889,154
	7/15/40 (Pre-refunded 7/15/21)
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	11,439,900
	5.000%, 7/01/41
3,775	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	2,786,781
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/17 at 100.00	N/R	1,450,715
435	5.100%, 9/01/30	9/17 at 100.00	N/R	444,322
370	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	428,638
	2013A, 5.750%, 6/01/44
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	3/16 at 100.00	AA– (6)	2,229,590
	Project, Series 2004A, 5.000%, 9/01/20 (Pre-refunded 3/01/16) – SYNCORA GTY Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
4,020	5.000%, 1/15/44	1/25 at 100.00	BBB–	4,434,784
12,415	5.000%, 1/15/50	1/25 at 100.00	BBB–	13,586,728
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	4/16 at 100.00	AA–	6,025,680
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
173,250	Total California			183,703,213
	Colorado – 5.3% (3.6% of Total Investments)
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB	1,446,975
	Series 2013A, 5.375%, 12/01/33
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BB+	121,135
	Series 2014, 5.000%, 12/01/43
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
450	5.250%, 6/01/23	6/16 at 100.00	BBB+	456,102
175	5.000%, 6/01/29	6/16 at 100.00	BBB+	176,832
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,295	5.250%, 6/01/23 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (6)	1,316,782
300	5.000%, 6/01/29 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (6)	304,791
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	12,924,627
4,840	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,493,739
	5.000%, 11/15/43
6,925	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	7,116,615
	Senior Lien Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
11,030	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	12,425,956
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	724,437
	5.375%, 6/01/31
400	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	A–	451,568
	Activity Bonds, Series 2010, 6.000%, 1/15/41
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46	6/24 at 100.00	AA+	16,671,085
53,050	Total Colorado			59,630,644
	Delaware – 1.0% (0.7% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA+	1,116,110
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA–	10,261,254
10,070	Total Delaware			11,377,364
	District of Columbia – 0.6% (0.4% of Total Investments)
5,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	4,804,900
	AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,427,943
	Tender Option Bond Trust 1606, 11.876%, 10/01/30 – BHAC Insured (IF) (5)
6,335	Total District of Columbia			6,232,843
	Florida – 16.3% (11.0% of Total Investments)
255	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AA+ (6)	264,608
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
520	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	2/16 at 100.00	Aaa	521,487
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA+ (6)	2,239,620
	(Pre-refunded 10/01/18)
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006:
35	5.000%, 10/01/36 (Pre-refunded 10/01/16) – AMBAC Insured	10/16 at 100.00	AA (6)	36,044
615	5.000%, 10/01/36 (Pre-refunded 10/01/16) – AMBAC Insured	10/16 at 100.00	AA (6)	633,352
3,010	Cocoa, Florida, Water and Sewerage System Revenue Bonds, Refunding Series 2003, 5.500%,	No Opt. Call	AA	3,564,773
	10/01/23 – AMBAC Insured
450	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	4/16 at 100.00	Aaa	450,455
	7/01/31 (Alternative Minimum Tax)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	AA–	770,734
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	AA–	1,128,264
110	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	No Opt. Call	AA–	110,330
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	4/16 at 101.00	AA	15,191,493
	7/01/30 – FGIC Insured (UB)
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series	1/19 at 100.00	AAA	1,671,195
	2009A, 5.000%, 1/15/29
	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006:
1,720	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA	1,860,954
1,925	5.375%, 6/01/46	6/16 at 100.00	A–	1,947,426
4,720	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	N/R (6)	4,800,618
	5.375%, 6/01/46 (Pre-refunded 6/01/16)
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	AA–	5,147,400
	1986, 7.650%, 7/01/16 – FGIC Insured
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	3,625,510
	NPFG Insured
8,430	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	9,481,474
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/25 at 100.00	A–	8,345,749
	Miami, Series 2015A, 5.000%, 4/01/45
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A1 (6)	2,038,142
	11/01/31 (Pre-refunded 11/01/16) – AMBAC Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	5,639,700
	5.500%, 10/01/41
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	AA	4,425,880
	2009-B1, 5.625%, 7/01/38
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	12,252,815
	7/01/35 – AGM Insured
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	4/16 at 100.00	AA–	576,231
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – NPFG Insured
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	138,490
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA– (6)	3,197,850
	8/01/27 (Pre-refunded 8/01/17) – NPFG Insured
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Tender Option Bond	8/16 at 100.00	AA (6)	6,674,884
	Trust 2089, 13.185%, 8/01/26 (Pre-refunded 8/01/16) – AGM Insured (IF)
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series	10/19 at 100.00	AAA	4,528,520
	2009, 5.250%, 10/01/33
	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A:
10,000	5.000%, 10/01/31 (Pre-refunded 10/01/16) (UB)	10/16 at 100.00	AAA	10,314,600
6,125	5.000%, 10/01/36 (Pre-refunded 10/01/16)	10/16 at 100.00	Aaa	6,317,693
10,375	5.000%, 10/01/36 (Pre-refunded 10/01/16)	10/16 at 100.00	AAA	10,698,596
1,795	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	1,893,115
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	AA	1,711,567
	5.000%, 5/01/30 – RAAI Insured
3,225	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2 (6)	3,562,174
	6.000%, 10/01/19 – NPFG Insured (ETM)
20,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA (6)	20,625,200
	10/01/36 (Pre-refunded 10/01/16) – AMBAC Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	2,559,166
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36	6/16 at 100.00	A (6)	5,080,500
	(Pre-refunded 6/01/16) – AMBAC Insured
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+ (6)	5,566,000
	5.000%, 10/01/34 (Pre-refunded 10/01/18)
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	1,367,113
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	3,378,734
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	8,258,696
	Inc. Project, Series 2015, 5.000%, 6/01/45
171,890	Total Florida			182,597,152
	Georgia – 2.9% (1.9% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	AA–	8,109,096
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	15,035,984
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
7,905	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	8,771,467
	5.000%, 7/01/60
27,725	Total Georgia			31,916,547
	Guam – 0.3% (0.2% of Total Investments)
2,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,316,088
	5.500%, 7/01/43
395	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	466,874
	(Alternative Minimum Tax)
2,425	Total Guam			2,782,962
	Hawaii – 0.4% (0.3% of Total Investments)
150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	170,312
	University, Series 2013A, 6.875%, 7/01/43
4,225	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems,	7/25 at 100.00	AA–	4,441,743
	Series 2015A, 4.000%, 7/01/40
4,375	Total Hawaii			4,612,055
	Idaho – 0.4% (0.2% of Total Investments)
2,840	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/16 at 101.00	A1	2,905,405
	Project, Series 2002A-1, 7.250%, 3/20/37
1,000	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	1,007,620
	Hospital, Series 2006, 5.250%, 9/01/30
3,840	Total Idaho			3,913,025
	Illinois – 18.8% (12.6% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	4,138,150
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	6,331,162
	5.250%, 12/01/40
2,575	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/25 at 100.00	A	2,835,564
	Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	AA–	15,154,895
	FGIC Insured
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AA	5,239,700
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa2	4,397,425
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	A3	2,232,293
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (6)	3,402,474
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	3,946,355
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	AA–	9,108,480
6,500	5.000%, 1/01/39	1/24 at 100.00	AA–	7,376,135
4,315	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	4,986,630
	5.000%, 1/01/40
3,215	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	3,613,403
	Series 2002, 5.500%, 11/01/36
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
7,750	5.000%, 9/01/39	9/24 at 100.00	BBB	8,645,280
1,000	5.000%, 9/01/42	9/24 at 100.00	BBB	1,106,120
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option	No Opt. Call	AA+	1,605,472
	Bond Trust 2015-XF0076, 17.850%, 8/15/20 (IF)
8,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	9,605,365
	5.000%, 11/15/45
1,170	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	4/16 at 100.00	Aa3	1,174,575
4,485	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,432,591
3,230	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	3,574,609
	Refunding Series 2015C, 5.000%, 8/15/44
4,480	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA	5,338,189
	8/15/41 – AGM Insured
6,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	6,590,160
	5.000%, 10/01/51
3,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	3,606,056
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,520	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	2,676,442
	Series 1993C, 6.000%, 4/01/18
5,000	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	A–	5,269,550
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AA	11,138,100
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	2,081,620
495	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	549,302
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,669,099
	2015-XF0051, 17.999%, 1/01/21 (IF)
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	AA–	13,230,276
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	3,009,100
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,515,749
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,798,754
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25 (7)	4/16 at 100.00	D	281,286
1,750	5.250%, 1/01/30 (7)	4/16 at 100.00	D	575,733
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	A3	15,251,634
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	2,619,902
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
15,585	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB+	16,701,977
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
8,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AA–	8,745,280
	Project, Series 2002A, 0.000%, 6/15/26 – NPFG Insured
207,125	Total Illinois			209,554,887
	Indiana – 3.7% (2.5% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	A2	6,710,760
	Project, Series 2014, 5.000%, 10/01/44
3,880	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	AA	4,338,383
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,794,000
	5.000%, 12/01/37
1,925	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	2,232,249
	2012A, 5.000%, 10/01/37
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	AA	15,132,629
	2014A, 5.000%, 10/01/44
3,200	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A,	7/26 at 100.00	A+	3,710,048
	5.000%, 1/01/42
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	4,649,547
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	4/16 at 100.00	N/R	75,733
	2005, 5.250%, 2/15/23 (8)
1,595	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,972,042
	7.000%, 1/01/44 (Alternative Minimum Tax)
38,165	Total Indiana			41,615,391
	Iowa – 1.0% (0.7% of Total Investments)
1,210	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,324,829
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,625	5.375%, 6/01/38	4/16 at 100.00	B+	1,578,785
8,365	5.500%, 6/01/42	4/16 at 100.00	B+	8,124,255
90	5.625%, 6/01/46	4/16 at 100.00	B+	89,991
11,290	Total Iowa			11,117,860
	Kansas – 0.0% (0.0% of Total Investments)
55	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	55,603
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Kentucky – 1.7% (1.2% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,976,992
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,143,200
	System Obligated Group, Series 2011, 5.000%, 8/15/42
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,425	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,837,714
4,180	0.000%, 7/01/46	7/31 at 100.00	Baa3	3,165,305
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
1,505	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,716,167
210	6.000%, 7/01/53	7/23 at 100.00	Baa3	243,132
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	5,314,916
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
19,250	Total Kentucky			19,397,426
	Louisiana – 5.5% (3.7% of Total Investments)
3,520	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,926,982
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A1 (6)	4,419,600
	5.000%, 6/01/22 (Pre-refunded 6/01/16) – AMBAC Insured
1,960	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,048,906
	Series 2007A, 5.500%, 5/15/47
745	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (6)	792,531
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	6,938,698
	Series 2011, 6.750%, 5/15/41
6,720	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	7,603,411
	5.000%, 7/01/36
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	3,388,920
	5.000%, 5/01/45
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (6)	14,717,179
5,920	4.500%, 5/01/41 (Pre-refunded 5/01/16) – FGIC Insured (UB)	5/16 at 100.00	AA (6)	5,984,232
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	7,023,301
4,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A3	4,534,800
56,795	Total Louisiana			61,378,560
	Maryland – 0.4% (0.3% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	1,895,418
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of	6/16 at 100.00	AA	1,219,978
	Maryland College Park Projects, Refunding Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	1,156,890
	Center, Series 2011, 6.250%, 7/01/31
4,070	Total Maryland			4,272,286
	Massachusetts – 2.6% (1.8% of Total Investments)
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	9,121,613
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	1,037,564
	Bonds, Series 2015D, 5.000%, 7/01/44
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	3,109,374
	5.000%, 11/01/43
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	2,018,142
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	994,554
	5.125%, 7/01/41
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,855,492
	8/01/46 – AGM Insured (UB) (5)
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	9,307,732
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
26,300	Total Massachusetts			29,444,471
	Michigan – 5.5% (3.7% of Total Investments)
3,055	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	3,400,887
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	7,621,600
	5.250%, 11/01/35
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	6,983,392
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,040,175
8,260	0.000%, 12/01/23	No Opt. Call	AAA	7,122,846
8,575	0.000%, 12/01/24	No Opt. Call	AAA	7,204,458
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	4/16 at 100.00	BB	1,200,828
	6.000%, 7/01/35
9,965	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	11,200,760
	5.000%, 12/01/39
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (6)	42,532
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
6,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	7,250,051
	Refunding Series 2009, 5.750%, 11/15/39
1,225	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,270,337
	2006A, 5.000%, 12/01/31
275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (6)	285,494
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	AA– (6)	346,062
	Revenue Bonds, Series 2006, 5.500%, 6/01/35 (Pre-refunded 6/01/16)
61,890	Total Michigan			60,969,422
	Minnesota – 0.4% (0.3% of Total Investments)
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
265	5.250%, 11/15/35	11/20 at 100.00	BBB–	296,135
1,500	5.000%, 11/15/40	11/25 at 100.00	BBB–	1,715,235
2,085	5.000%, 11/15/44	11/25 at 100.00	BBB–	2,371,062
3,850	Total Minnesota			4,382,432
	Missouri – 0.7% (0.4% of Total Investments)
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+ (6)	200,858
	Regional Hospital, Series 2006, 5.000%, 3/01/22 (Pre-refunded 3/01/16)
640	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	No Opt. Call	A	696,941
	Project, Series 2005A, 6.000%, 6/01/20
5,820	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	6,465,263
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
6,660	Total Missouri			7,363,062
	Nebraska – 2.1% (1.4% of Total Investments)
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,701,440
5,130	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA (6)	5,364,133
	2/01/43 (Pre-refunded 2/01/17)
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A,	2/22 at 100.00	AA	11,446,100
	5.000%, 2/01/42
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+ (6)	1,718,840
	City 2, Tender Option Bond Trust 11673, 20.228%, 8/01/40 (Pre-refunded 2/01/17) –
	BHAC Insured (IF)
20,180	Total Nebraska			23,230,513
	Nevada – 7.0% (4.7% of Total Investments)
12,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	13,945,320
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	Aa1	3,964,998
3,695	5.000%, 6/01/28	6/19 at 100.00	Aa1	4,162,122
3,880	5.000%, 6/01/29	6/19 at 100.00	Aa1	4,347,191
	Clark County, Nevada, General Obligation Bonds, Transportation, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	Aa1	5,587,962
4,160	5.000%, 7/01/26	1/20 at 100.00	Aa1	4,727,882
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust
	2015-XF0233:
1,000	18.203%, 6/01/39 (IF)	12/24 at 100.00	Aa1	1,691,520
1,250	18.103%, 6/01/39 (IF)	12/24 at 100.00	Aa1	2,114,400
1,250	18.103%, 6/01/39 (IF)	12/24 at 100.00	Aa1	2,114,400
2,500	18.103%, 6/01/39 (IF)	12/24 at 100.00	Aa1	4,228,800
3,995	18.092%, 6/01/39 (IF)	12/24 at 100.00	Aa1	6,755,865
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/21 at 100.00	AA+	11,504,900
	2011C, 5.000%, 6/01/38
3,150	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	3,628,832
	5.000%, 6/01/42
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	9,814,680
	Refunding Series 2011, 5.000%, 7/01/32
63,855	Total Nevada			78,588,872
	New Jersey – 3.7% (2.5% of Total Investments)
515	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	568,699
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	539,755
	University Hospital, Series 2007, 5.750%, 7/01/37
16,495	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	7,009,055
	Appreciation Series 2010A, 0.000%, 12/15/33
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	3,826,033
	2006A, 5.250%, 12/15/20
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A–	5,617,200
	5.000%, 12/15/23
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,496,950
985	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154,	7/22 at 100.00	A+	1,487,606
	17.272%, 1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
12,615	5.000%, 6/01/29	6/17 at 100.00	B	11,977,690
6,125	4.750%, 6/01/34	6/17 at 100.00	B–	5,143,591
50,680	Total New Jersey			41,666,579
	New York – 7.9% (5.3% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	4/16 at 100.00	AA–	5,019,450
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
6,235	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	7,017,305
	2015A, 5.000%, 7/01/50
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/23 at 100.00	AA–	4,619,320
	2013A, 5.000%, 7/01/43
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,447,130
	2011A, 5.750%, 2/15/47
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	5,158,200
	2/15/47 – NPFG Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA– (6)	5,133,300
	5.000%, 9/01/35 (Pre-refunded 9/01/16) – NPFG Insured
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	16,693,351
	5.000%, 9/01/42
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/23 at 100.00	AA–	1,139,660
	Rochester Project, Series 2013A, 5.000%, 7/01/43
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	2,465,841
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	8,275,082
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	4/16 at 100.00	AA	10,045
5,785	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,165,827
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,615,205
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,619,450
	Ninth Series 2013, 5.000%, 12/01/38
1,060	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,238,483
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	13,153,502
	Bonds, Tender Option Bond Trust 2012-10W, 7.454%, 11/15/21 (IF) (5)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
5,180	0.000%, 11/15/31	No Opt. Call	A+	3,220,717
1,025	0.000%, 11/15/32	No Opt. Call	A+	616,128
81,135	Total New York			88,607,996
	North Carolina – 0.3% (0.2% of Total Investments)
1,775	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,031,434
	Bonds, Series 2008, Trust 1149, 15.387%, 7/15/32 (IF) (5)
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,139,070
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
2,775	Total North Carolina			3,170,504
	Ohio – 8.0% (5.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,545	5.125%, 6/01/24	6/17 at 100.00	B–	3,249,666
900	5.875%, 6/01/30	6/17 at 100.00	B–	811,746
12,590	5.750%, 6/01/34	6/17 at 100.00	B–	11,159,649
1,045	5.875%, 6/01/47	6/17 at 100.00	B	925,724
11,335	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	AA	12,410,691
	School Improvement Series 2014, 5.000%, 12/01/51
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	7,111,857
	5.000%, 11/15/41
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network, Series 2009,	4/19 at 100.00	A	10,976,400
	5.500%, 4/01/39
14,850	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	16,962,858
	2013A, 5.000%, 1/01/38 (UB) (5)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
1,050	17.399%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,647,576
875	17.399%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,372,980
10,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &	11/24 at 100.00	AA+	11,539,800
	Improvement Series 2014, 5.000%, 11/15/49
7,140	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	8,048,422
	2013A-1, 5.000%, 2/15/48
3,590	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,270,813
	Convertible Series 2013A-3, 0.000%, 2/15/36
83,265	Total Ohio			89,488,182
	Oklahoma – 2.4% (1.6% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	761,745
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,600	5.000%, 2/15/37	2/17 at 100.00	AA	2,696,408
990	5.000%, 2/15/42	2/17 at 100.00	AA	1,025,452
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
140	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (6)	146,581
30	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (6)	31,410
9,435	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	9,527,369
	1/01/47 – FGIC Insured
	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A:
3,150	5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,566,714
3,000	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,363,930
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,666,552
	System, Series 2006, 5.000%, 12/15/36 (UB)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	105,809
	System, tender option Bond Trust 3500, 8.554%, 6/15/30 (IF)
25,654	Total Oklahoma			26,891,970
	Oregon – 0.9% (0.6% of Total Investments)
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series	11/23 at 100.00	AAA	10,441,038
	2013A, 5.000%, 11/15/38
	Pennsylvania – 3.5% (2.4% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	503,130
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A1	1,342,950
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,
	Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	2,555,840
5,180	0.000%, 12/01/32	No Opt. Call	A	2,768,658
4,935	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	5,631,773
	Series 2013A, 5.125%, 12/01/47
50	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	AA–	51,681
	FGIC Insured
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	277,535
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Baa3	1,685,567
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,986,656
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	17,574,450
	0.000%, 12/01/38
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26	6/16 at 100.00	A1 (6)	1,067,031
	(Pre-refunded 6/01/16) – AMBAC Insured
40,060	Total Pennsylvania			39,445,271
	South Carolina – 1.9% (1.3% of Total Investments)
3,315	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,799,288
	5.125%, 12/01/43
10,330	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	11,909,353
	5.500%, 12/01/54
5,210	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E,	12/25 at 100.00	AA–	5,921,321
	5.250%, 12/01/55
18,855	Total South Carolina			21,629,962
	South Dakota – 0.3% (0.2% of Total Investments)
1,510	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,708,037
	Series 2014B, 5.000%, 11/01/44
1,805	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	2,053,422
	Series 2015, 5.000%, 11/01/45
3,315	Total South Dakota			3,761,459
	Tennessee – 0.3% (0.2% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,253,824
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
	Texas – 14.1% (9.5% of Total Investments)
3,460	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (Alternative	11/24 at 100.00	A1	3,858,108
	Minimum Tax)
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	AA–	16,705,530
5,835	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	2/17 at 100.00	AAA	6,015,652
	2006F, 4.250%, 8/15/36
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/16 at 100.00	C	152,789
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (8)
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,053,500
965	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	BBB+	1,039,749
	5.000%, 1/01/43
5,240	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	6,076,147
	6.250%, 1/01/46
3,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	3,671,753
	5.000%, 1/01/45
4,650	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	5,180,751
	5.125%, 11/01/43 (Alternative Minimum Tax)
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	7,023,072
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
11,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	12,032,789
	11/01/42 (Alternative Minimum Tax)
3,875	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	5,646,844
	Trust 2015-XF0228, 18.208%, 4/01/53 (IF)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
580	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	189,231
1,160	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	358,278
1,135	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	332,816
3,390	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	946,352
5,060	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	1,341,558
435	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	474,933
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	6,903,540
	5.000%, 11/15/40
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	7,983,539
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	3,339,720
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
4,715	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/39	No Opt. Call	A	5,280,753
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
1,880	0.000%, 9/01/43	9/31 at 100.00	AA+	1,803,578
7,990	0.000%, 9/01/45	9/31 at 100.00	AA+	8,410,913
3,380	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (6)	3,704,277
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,140	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	2,485,546
	5.000%, 1/01/35
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	4/16 at 100.00	C	29,900
	2001C, 5.200%, 5/01/28 (8)
3,170	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist	10/20 at 100.00	AA–	3,606,889
	University, Series 2010, 5.000%, 10/01/41
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/23 at 100.00	AA–	4,516,320
	Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43
7,100	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	7,355,032
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,249,677
	2012, 5.000%, 12/15/30
1,465	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	1,816,248
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43
	(Alternative Minimum Tax)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.826%, 4/01/28 (IF)	4/17 at 100.00	AAA	5,561,606
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,515,150
	Refunding Series 2012A, 5.000%, 8/15/41
3,080	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	3,541,230
	Refunding Series 2015B, 5.000%, 8/15/37
10,830	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	12,079,889
	Refunding Series 2015C, 5.000%, 8/15/42
157,555	Total Texas			157,283,659
	Utah – 1.5% (1.0% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,941,133
9,045	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	10,065,457
15,380	Total Utah			17,006,590
	Virginia – 0.6% (0.4% of Total Investments)
1,250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,345,313
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,535	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	4,914,217
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
5,785	Total Virginia			6,259,530
	Washington – 4.7% (3.2% of Total Investments)
10,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	11,352,299
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,778,425
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014,	12/23 at 100.00	AA	1,322,988
	5.000%, 12/01/44
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	13,830,951
	Series 2013A, 5.000%, 12/01/38
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,840,785
	Center, Series 2011A, 5.625%, 1/01/35
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (6)	5,341,002
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,885	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	2,172,896
	Refunding Series 2012B, 5.000%, 10/01/30
4,940	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	5,511,064
	Series 2012A, 5.000%, 10/01/42
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (6)	5,843,600
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (6)	1,029,250
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
46,915	Total Washington			53,023,260
	Wisconsin – 2.1% (1.4% of Total Investments)
470	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	492,264
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A2	1,391,280
	Inc., Series 2010A, 5.625%, 4/15/39
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	7,854,596
	Inc., Series 2012A, 5.000%, 7/15/25
365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB–	367,708
	Healthcare, Series 2006, 5.000%, 5/01/32
2,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	3,266,546
	Series 2012B, 5.000%, 2/15/40
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	4,619,105
	Healthcare System, Series 2006A, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (6)	5,361,268
	5/01/16) – FGIC Insured
21,635	Total Wisconsin			23,352,767
	Wyoming – 0.2% (0.1% of Total Investments)
2,250	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	4/16 at 100.00	BBB	2,258,393
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,572,339	Total Municipal Bonds (cost $1,510,431,539)			1,661,945,446

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 23	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$ 678
6	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	3.000%	7/15/55	N/R	180
$ 29	Total Corporate Bonds (cost $2,562)				858
	Total Long-Term Investments (cost $1,510,434,101)				1,661,946,304
	Floating Rate Obligations – (6.4)%				(71,984,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.8)% (11)				(489,500,000)
	Other Assets Less Liabilities – 1.5% (12)				16,965,143
	Net Assets Applicable to Common Shares – 100%				$ 1,117,427,447

Investments in Derivatives as of January 31, 2016

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (13)	Date	(Depreciation)
JPMorgan Chase Bank, N.A.	$66,400,000	Receive	Weekly USD-SIFMA	2.030%	Quarterly	3/17/16	3/17/26	$(4,667,964)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,661,945,446	$ —	$1,661,945,446
Corporate Bonds	—	—	858	858
Investments in Derivatives:
Interest Rate Swaps*	—	(4,667,964)	—	(4,667,964)
Total	$ —	$1,657,277,482	$858	$1,657,278,340
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $1,436,890,042.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$162,817,905
Depreciation	(9,738,323)
Net unrealized appreciation (depreciation) of investments	$153,079,582

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	On January 1, 2016, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from 4.750% to 5.250%.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
5.250% to 2.100%.
(8)	As of, or subsequent to, the end of the reporting period this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal
Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier,
Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000%
(5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(11)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.5%.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016